Note 12 - Income Tax - Reconciliation Between Statutory Income Tax Rate and the Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax expense at statutory rate
Differences between Cayman and foreign tax rates	414	449	675
Changes in deferred income tax assets and liabilities	(546)	(1,249)	1,976
Adjustments to prior years’ taxes	12	33	20
Changes in valuation allowances for deferred income tax assets	586	18	13
Withholding taxes on repatriation of subsidiary profits	298	1,669	1,757
Other	246	138	199
Income tax expense	$ 1,010	$ 1,058	$ 4,640